Debt (Debt Covenant Compliance) (Details) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014
Debt Instrument [Line Items]
Leverage ratio		2.39
Interest coverage	6.45	7.34	6.45
Fixed charge coverage ratio	4.01	4.26	4.01
Covenant compliance, consolidated net worth threshold	$ 1,150,000,000		1,150,000,000
Net worth, under covenant compliance		1,210,000,000
Total leverage ratio, covenant compliance	2.76		2.76
Senior secured leverage ratio to consolidated EBITDA	2.26		2.26
Additional consolidated net worth, covenant compliance	40.00%		40.00%
Financing Agreement, April 2014
Debt Instrument [Line Items]
Maximum annual dividend payment	120,000,000
Financing Agreement July 2011 [Member]
Debt Instrument [Line Items]
Covenant compliance, payment restrictions, ratio of indebtedness to net capital threshold		3.00
Covenant compliance, payment limitations to be imposed if ratio of net capital to indebtedness exceeds threshold		120,000,000
Covenant compliance, payment limitations to be imposed if ratio of net capital to indebtedness below threshold		0
Maximum [Member]
Debt Instrument [Line Items]
Covenant compliance, leverage ratio		3.50
Total leverage ratio, covenant compliance	3.75		3.75
Senior secured leverage ratio to consolidated EBITDA	3.50		3.50
Maximum [Member] | Financing Agreement, April 2014
Debt Instrument [Line Items]
Total leverage ratio	3.00		3.00
Senior secured leverage ratio			3.00
Total leverage ratio on unsecured debt			3.50
Minimum [Member]
Debt Instrument [Line Items]
Covenant compliance, interest coverage	3.50	3.50	3.50
Covenant compliance, fixed charge coverage ratio	1.50	1.5	1.50
Covenant compliance, consolidated net worth threshold	793,800,000	745,800,000	793,800,000
Debt Instrument, Covenant Compliance, Calculated Net Worth Threshold	$ 793,800,000	$ 793,900,000	793,800,000
Additional consolidated net worth, covenant compliance		40.00%